Hartford Leaders Vision

Separate Account Seven

Hartford Life and Annuity Insurance Company

File No. 333-95785

Supplement Dated July 31, 2007 to your Prospectus Dated May 1, 2007

All references to the following funds are deleted from your prospectus:

MFS® Research Bond Series

MFS® Research International Series

MFS® Research Series

Franklin Global Real Estate Fund and Templeton Global Asset Allocation Fund are closed to Contracts issued on or after May 1, 2002.

This supplement should be retained with the prospectus for future reference.

HV-6151